Share-based compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
(14)	Share-based compensation

Founder share capital

Avolon Holdings was incorporated on June 5, 2014 for the purposes of effectuating our initial public offering and had a nominal issued share capital representing 10,000 common shares all of which was beneficially owned by management and certain employees of Avolon Holdings. Immediately prior to the initial public offering, Avolon Holdings effected a 246.5528-for-1 share split of the founder share capital. The Company recognized a one-time share based compensation in respect of this share split of $49.3m. The charge was determined as the difference between the amounts initially subscribed and the IPO price of $20.

Equity Incentive Plan 2014 (the “Equity Incentive Plan 2014”)

In December 2014, the Company implemented an equity incentive plan to provide long-term incentive compensation opportunities in tied to our performance and the performance of our common shares to our directors and employees. The Equity Incentive Plan 2014 provides for the grant of share appreciation rights, restricted share awards, restricted share units and other share awards to participants of the plan selected by the remuneration committee. Subject to certain adjustments, the maximum number of equity awards available to be granted under the plan is equivalent to 2,350,399 shares.

In December 2014, 693,325 share options and 31,675 restricted share units were granted under the Equity Incentive Plan 2014. These share awards will have a seven year term and a nominal exercise price. Of these share awards, 45% will vest in equal instalments on December 31 of each year for a three year period beginning in 2014 and 55% will be subject to performance-based vesting requirements over stated periods.

The Company also granted 3,750 restricted share units to our independent directors in December 2014. The restricted share units vested on December 31, 2014.

As of December 31, 2014, there was approximately $7.9m of total unrecognized compensation costs related to the Incentive Plan. These costs are expected to be recognized over a weighted average period of two years. The Company used a Black Scholes pricing model to determine the grant date fair value of the awards.

The following is a summary of option issuances to date under the Incentive Plan:

	Number of Options	Weighted average Exercise Price
Options outstanding at January 1, 2014	—	NA
Options issued during the year	728,750	NA
Options exercised during the year	—	NA

Options outstanding at December 31, 2014	728,750	NA

On December 31, 2014 103,999 share options and 8,501 restricted share units vested. 589,326 share options and 26,924 restricted share units were outstanding and were all subject to future time and/or performance-based vesting criteria or restrictions, as applicable. The weighted average grant date fair value was $20 per share option and restricted share unit. No options were exercised during the period. The Company recognized a share based compensation in respect of the Equity Incentive Plan of $2.3m for the year ended December 31, 2014.

Avolon Senior Management Incentive Plan (“Avolon MIP”)

Upon the formation of Avolon Investments S.à r.l. certain key management employees subscribed for 673,531 Class A shares. The Class A shares subscribed for by management are subject to certain vesting/forfeiture provisions under the Avolon MIP. Specifically 2/14th of the Class Shares are subject to vesting/forfeiture in 5 equal instalments on 31 December each year, commencing 31 December 2010. The remaining 12/14th vested/forfeited upon the occurrence of an Exit (defined as a qualifying IPO or a trade sale). The Company’s IPO represented an Exit event.

The issue-date (April 2010 and date of entering into the Avolon MIP arrangements) fair value of such Class A Shares was US$Nil, and accordingly there is no compensation expense related to this share issuance. The issue date fair value was considered to be US$Nil since Avolon S.à r.l. had no operations at the issue date and the only asset was the cash received for the issuance of shares.

Avolon 2013 Equity Incentive Plan (the “2013 Incentive Plan”)

On March 20, 2013 Avolon implemented the 2013 Incentive Plan and Avolon authorized 79,133 share options over Class A shares in Avolon S.à r.l. with an exercise price of $0.01 per share and a maximum term of seven years. The options vested upon the Company’s initial public offering. The weighted average grant date fair value of the share options was $4.14 per share. Avolon Holdings recognized compensation expenses of $2.1m in respect of these options upon the occurrence of the IPO. There were no income tax benefits related to the compensation costs recognized during the year.

Stock options

The Company used a Monte-Carlo pricing model to determine the grant date fair value of each the stock options. The pricing model used a number of complex and subjective variables, including expected stock price volatility over the term of the awards, a risk-free interest rate and expected dividends. Estimated volatility of Avolon’s common stock was determined by using historical volatility of comparable companies in the Company’s industry over the expected term of the options.

Due to our limited operating history at the time of grant, there was no historical exercise data to provide a reasonable basis which Avolon could use to estimate expected terms. As the options only vested on the occurrence of an Exit, Avolon has estimated the expected term based on the period between the grant date and the expected vesting date at which point it is anticipated that the options will be exercised in full. The risk-free interest rate used in the option valuation model was derived from U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

The assumptions used to value the stock options granted during the year ended December 31, 2013 were as follows:

Dividend yield	None
Expected term	2.4 years
Risk-free interest rate	0.314%
Volatility	29.84%

The following is a summary of the share based compensation recognized during the year ended December 31, 2014:

December 31, 2014
2013 Incentive Plan	2,075
Equity Incentive Plan 2014	2,348
Founder share capital	49,310

53,733